RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500 - Reconciliation of Net Assets Available for Benefit (Details) - EBP 310 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Net assets available for benefits per the financial statements	$ 518,046	$ 470,357
Less: amounts allocated to withdrawing participants	(1,008)	(42)
Net assets available for benefits per Form 5500	$ 517,038	$ 470,315